Label	Element	Value
Risk Return Detail Data [Abstract]	hmfic_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2018